CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenue	$ 12,829	$ 16,924	$ 29,415	$ 32,132
Direct costs	9,446	13,385	22,155	24,970
Other income and gains	29	889	270	921
Equity accounted (loss) income	(631)	1,003	(843)	1,347
Expenses
Interest	(1,715)	(1,833)	(3,567)	(3,449)
Corporate costs	(25)	(23)	(49)	(49)
Fair value changes	(1,153)	(1,398)	(1,567)	(1,229)
Depreciation and amortization	(1,376)	(1,234)	(2,785)	(2,268)
Tax expense (income)	(5)	(239)	(369)	(475)
Net (loss) income	(1,493)	704	(1,650)	1,960
Net (loss) income attributable to:
Shareholders	(656)	399	(949)	1,014
Non-controlling interests	(837)	305	(701)	946
Net (loss) income	$ (1,493)	$ 704	$ (1,650)	$ 1,960
Net (loss) income per share:
Diluted	$ (0.43)	$ 0.24	$ (0.63)	$ 0.63
Basic	$ (0.43)	$ 0.25	$ (0.63)	$ 0.64